Dividend per common share	12 Months Ended
Dec. 31, 2017
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Dividend per common share

20 Dividend per common share

Final dividend 2017

It will be proposed to the Annual General Meeting of Shareholders on May 18, 2018, absent unforeseen circumstances, to pay a final dividend for the year 2017 of EUR 0.14 per common share. After taking into account the interim dividend 2017 of EUR 0.13 per common share, this will result in a total 2017 dividend of EUR 0.27 per common share. With respect to the common shares B, each of which has financial rights attached to it of 1/40th of a common share, the proposed final dividend will be EUR 0.0035. After taking the interim dividend 2017 of EUR 0.00325 per common share B into account, this will result in a total 2017 dividend of EUR 0.00675 per common share B.

Interim dividend 2017

The interim dividend 2017 was paid in cash or stock at the election of the shareholder. Approximately 57% of holders of common shares elected to receive the cash dividend. The remaining 43% have opted for stock dividend. The cash dividend amounted to EUR 0.13 per common share, the stock dividend amounted to one new Aegon common share for every 36 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 15, 2017. The interim dividend 2017 for common shares B amounted to 1/40th of the dividend paid on common shares.

To neutralize the dilutive effect of the 2016 final and 2017 interim dividend paid in shares, Aegon executed a program to repurchase 51,864,626 common shares. Between October 2, 2017, and December 15, 2017, these common shares were repurchased at an average price of EUR 5.0950 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.

Final dividend 2016

The Annual General Meeting of Shareholders on May 19, 2017, approved a final dividend over 2016 of EUR 0.13 per common share payable in either cash or stock, related to the second half of 2016. Approximately 54% of holders of common shares elected to receive the cash dividend. The remaining 46% have opted for stock dividend. The final dividend was payable as of June 23, 2017. The stock dividend amounted to one new Aegon common share for every 35 common shares held. The stock dividend and cash dividend are approximately equal in value. Dividend paid on common shares B amounted to 1/40th of the dividend paid on common shares.

Interim dividend 2016

The interim dividend 2016 was paid in cash or stock at the election of the shareholder. Approximately 58% of holders of common shares elected to receive the cash dividend. The remaining 42% have opted for stock dividend. The cash dividend amounted to EUR 0.13 per common share, the stock dividend amounted to one new Aegon common share for every 28 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 16, 2016. The interim dividend 2016 for common shares B amounted to 1/40th of the dividend paid on common shares.

To neutralize the dilutive effect of the 2016 interim dividend paid in shares, Aegon executed a program to repurchase 30,765,224 common shares. Between October 3, 2016, and November 11, 2016, these common shares were repurchased at an average price of EUR 3.8406 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.

Final dividend 2015

The Annual General Meeting of Shareholders on May 20, 2016, approved a final dividend over 2015 of EUR 0.13 per common share payable in either cash or stock, related to the second half of 2015. Approximately 57% of holders of common shares elected to receive the cash dividend. The remaining 43% have opted for stock dividend. The final dividend was payable as of June 24, 2016. The stock dividend amounted to one new Aegon common share for every 30 common shares held. The stock dividend and cash dividend are approximately equal in value. Dividend paid on common shares B amounted to 1/40th of the dividend paid on common shares.

To neutralize the dilutive effect of the 2015 final dividend paid in shares, Aegon executed a program to repurchase 29,258,662 common shares. Between July 4, 2016, and August 12, 2016, these common shares were repurchased at an average price of EUR 3.5054 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.

Interim dividend 2015

The interim dividend 2015 was paid in cash or stock at the election of the shareholder. Approximately 57% of holders of common shares elected to receive the cash dividend. The remaining 43% have opted for stock dividend. The cash dividend amounted to EUR 0.12 per common share, the stock dividend amounted to one new Aegon common share for every 45 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 18, 2015. The interim dividend 2015 for common shares B amounted to 1/40th of the dividend paid on common shares.

Aegon repurchased common shares to neutralize the dilutive effect of the 2015 interim dividend paid in shares. Aegon executed a program to repurchase 20,136,673 common shares. Between September 16, 2015, and October 13, 2015, these common shares were repurchased at an average price of EUR 5.2777 per share. These shares are held as treasury shares and will be used to cover future stock dividends.